CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2015	¥ 76	¥ 303,621	¥ (61,949)	¥ (582,253)	¥ (340,505)
Balance (in shares) at Dec. 31, 2015	217,987,922
Changes in shareholders deficit
Loss for the year				(276,412)	(276,412)
Other comprehensive (loss) income			(130,131)		(130,131)
Comprehensive loss			(130,131)	(276,412)	(406,543)
Change in redemption value of redeemable preferred shares		205,670			205,670
Share-based compensation		64,165			64,165
Issuance of ordinary shares	¥ 54	1,221,464			1,221,518
Issuance of ordinary shares - (in shares)	160,565,880
Declaration of preference dividend in ordinary shares		(343,296)			(343,296)
Settlement of preference dividend in ordinary shares	¥ 11	266,783			266,794
Settlement of preference dividend in ordinary shares (in shares)	31,490,164
Conversion of redeemable preference shares	¥ 118	2,311,014			2,311,132
Conversion of redeemable preference shares (in shares)	349,087,677
Settlement of liability-classified restricted shares award	¥ 1	7,538			7,539
Settlement of liability-classified restricted shares award (in shares)	877,400
Balance at Dec. 31, 2016	¥ 260	4,036,959	(192,080)	(858,665)	2,986,474
Balance (in shares) at Dec. 31, 2016	760,009,043
Changes in shareholders deficit
Loss for the year				(326,900)	(326,900)
Other comprehensive (loss) income			(8,608)		(8,608)
Comprehensive loss			(8,608)	(326,900)	(335,508)
Share-based compensation		59,843			59,843
Issuance of ordinary shares	¥ 21	649,813			649,834
Issuance of ordinary shares - (in shares)	64,257,028
Conversion of convertible bonds	¥ 32	1,106,195			1,106,227
Conversion of convertible bonds (in shares)	97,870,263
Settlement of liability-classified restricted shares award		4,462			4,462
Settlement of liability-classified restricted shares award (in shares)	502,000
Shares surrendered (in shares)	(866,655)
Shares issued to depository bank	¥ 7	(7)
Shares issued to depository bank (in shares)	20,000,000
Exercise of share options		4,180			¥ 4,180
Exercise of share options (in shares)	816,880				816,880
Vesting of restricted shares (in shares)	1,621,120
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(2,940,000)
Balance at Dec. 31, 2017	¥ 320	5,861,445	(200,688)	(1,185,565)	¥ 4,475,512
Balance (in shares) at Dec. 31, 2017	941,269,679
Adjusted balance at Dec. 31, 2017	¥ 320	5,861,445	(200,688)	(1,184,839)	4,476,238
Adjusted balance (in shares) at Dec. 31, 2017	941,269,679
Changes in shareholders deficit
Impact of change in accounting policy				726	726
Loss for the year				(430,268)	(430,268)
Other comprehensive (loss) income			61,434		61,434
Comprehensive loss			61,434	(430,268)	(368,834)
Share-based compensation		105,877			105,877
Issuance of ordinary shares	¥ 21	1,283,287			1,283,308
Issuance of ordinary shares - (in shares)	65,800,000
Settlement of liability-classified restricted shares award		6,357			6,357
Settlement of liability-classified restricted shares award (in shares)	260,560
Shares surrendered (in shares)	(36)
Exercise of share options		18,979			¥ 18,979
Exercise of share options (in shares)	3,614,464				3,614,464
Vesting of restricted shares (in shares)	7,066,060
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(10,941,084)
Balance at Dec. 31, 2018	¥ 341	¥ 7,275,945	¥ (139,254)	¥ (1,615,107)	¥ 5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643